Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of Company's Debt to Equity Ratio	The debt ratios as of December 31, 2022 and 2021 are as follows:

	2022	2021
	(In millions of Korean won)
Total liabilities	₩ 113,914	₩ 80,685
Total equity	330,180	246,841
Debt ratio	35%	33%

Schedule of Financial Assets and Liabilities Exposed in Foreign Currency Risk	The Group’s financial assets and liabilities are exposed to foreign currency risk as of December 31, 2022 and 2021 are as follows:

	December 31, 2022
	Assets in foreign currency	Liabilities in foreign currency	Assets in Korean Won	Liabilities in Korean Won

	(Individual amounts in each foreign currency)		(In millions of Korean won)
USD	50,865,141	8,528,692	₩ 64,351	₩ 10,832
JPY	517,431,793	55,296,530	4,932	527
EUR	25,839	37,607	35	51
IDR	12,955,000	703,608,946	1	57
THB	28,510	7,379	1	—
VND	9,270,000	3,243,600	—	—
Total			₩ 69,320	₩ 11,467

	December 31, 2021
	Assets in foreign currency	Liabilities in foreign currency	Assets in Korean Won	Liabilities in Korean Won

	(Individual amounts in each foreign currency)		(In millions of Korean won)
USD	28,112,919	13,921,628	₩ 33,328	₩ 16,504
JPY	690,658,516	88,019,006	7,115	907
EUR	356,541	41,564	479	56
IDR	12,955,000	3,103,944	1	—
THB	28,510	7,379	1	—
TWD	9,521,305	—	408	—
VND	9,270,000	3,243,600	—	—
Total			₩ 41,332	₩ 17,467

Summary of Impact of Fluctuation in Foreign Currency Exchange Rates on Group's Monetary Assets and Liabilities	The impact of a 10% fluctuation in foreign currency exchange rates on the Group’s monetary assets and liabilities as of December 31, 2022 and 2021 are as follows:

	December 31, 2022				December 31, 2021
	Increased by 10%		Decreased by 10%		Increased by 10%		Decreased by 10%

	(In millions of Korean won)
USD	₩	5,352	₩	(5,352)	₩	1,682	₩	(1,682)
JPY	440		(440)		621		(621)
Others	(7)		7		83		(83)
Total	₩	5,785	₩	(5,785)	₩	2,386	₩	(2,386)

Summary of Maximum Exposure to Credit Risk
The carrying amount of a financial asset represents the maximum exposure to credit risk. The maximum exposure to credit risk of the Group as of December 31, 2022 and 2021 are as follows.

	December 31, 2022	December 31, 2021

	(In millions of Korean won)
Cash and cash equivalents	₩ 169,877	₩ 99,105
Short-term financial instruments	167,000	148,000
Accounts receivable, net	77,257	52,615
Other receivables, net	12	6
Other current financial assets	3,370	598
Other non-current financial assets	2,176	3,019
Total	₩ 419,692	₩ 303,343

Summary of Financial Liabilities by Maturity	The following table summarizes the financial liabilities of the Group by maturity according to the remaining period from the end of the reporting period to the contractual maturity date.

	December 31, 2022
	Carrying value		Less than 3 months		3 months ~ 1 year		1~2 years		2~3 years		3~5 years		Total

	(In millions of Korean won)
Accounts payable	₩	70,544	₩	69,803	₩	367	₩	374	₩	—	₩	—	₩	70,544
Accrued expense	429		429		—		—		—		—		429
Other liabilities (*)	5,963		1,016		2,023		2,476		617		—		6,132
Total	₩	76,936	₩	71,248	₩	2,390	₩	2,850	₩	617	₩	—	₩	77,105
(*)Other liabilities as at December 31, 2022 consist of lease liabilities.

	December 31, 2021
	Carrying value		Less than 3 months		3 months ~ 1 year		1~2 years		2~3 years		3~5 years		Total

	(In millions of Korean won)
Accounts payable	₩	37,593	₩	28,907	₩	7,958	₩	728	₩	—	₩	—	₩	37,593
Accrued expense	49		49		—		—		—		—		49
Other liabilities (*)	8,730		988		2,715		2,602		2,135		461		8,901
Total	₩	46,372	₩	29,944	₩	10,673	₩	3,330	₩	2,135	₩	461	₩	46,543
(*)Other liabilities as at December 31, 2021 consist of lease liabilities.